Taxation - Comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Current year	$ 1,200	$ 981	$ 1,243
Adjustment to prior years	(5)	(10)	66
Total	1,195	971	1,309
Deferred tax expense
Origination and reversal of temporary differences	(1,417)	(178)	(875)
Adjustment to prior years	(158)	(21)	(113)
Total	(1,575)	(199)	(988)
Total tax (credit)/charge for the year	(380)	772	321
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	117	(36)	(81)
Net losses/(gains) on equity investments measured at fair value through other comprehensive income	(27)	180	60
Deferred tax (credit)/charge relating to change of tax rates	(195)	(63)
Total	(105)	81	(21)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	(57)	61	(34)
Foreign exchange arising on designating borrowings in net investment hedges	19	(22)	(4)
Deferred tax charge relating to change of tax rates	(8)
Total	(46)	39	(38)
Taxation related to components of other comprehensive income	$ (151)	$ 120	$ (59)